Intangible assets and goodwill - Goodwill impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023
Acquisition of game development studios
Recoverable amount of the CGU		$ 9,606
EV/EBITDA	6.86		8.03
Cash flow projections period	3 years
Pre-tax discount rate	17.30%
Impairment losses on intangible assets acquired		547
Growth rate of revenues	3.00%
Cash Generating Unit of Cubic Games Studio Ltd [Member]
Acquisition of game development studios
Impairment charge	$ 47,494
Impairment charge on goodwill		$ 46,947